Note Pledged assets - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Other Arrangements	$ 0.5	$ 0.7
Federal Home Loan Bank Advances General Debt Obligations Disclosures Amount Of Available Unused Funds	3.9	3.7
Federal Reserve Bank Advances
Financial Instruments Owned and Pledged as Collateral [Line Items]
Line Of Credit Facility Current Borrowing Capacity	1.3	2.1
Securities Investment
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments served as collateral to secure debt obligations	1.5	0.7
Loans Held for Investment
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Other Arrangements	2.5	4.1
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Federal Home Loan Bank Debt	$ 4.7	$ 4.5